Other Long-Term Loan (Tables)	12 Months Ended
Dec. 31, 2024
Other Long-Term Loan [Abstract]
Schedule of Composition	Composition:
	December 31
	2024	2023
	in USD thousands
Loan from PortXL Netherlands B.V.	138	140
Less - current maturities	(91)	(78)
Total long-term loan	47	62

Schedule of Change During the Year	Change during the year:
	Year ended December 31
	2024	2023	2022
	in USD thousands
Beginning of the year	140	128	129
Interest expenses	7	6	6
Foreign currency translation adjustment	(9)	6	(7)
End of year	138	140	128